Quarterly Holdings Report
for
Fidelity® Enhanced Large Cap Value ETF
March 31, 2024
LGV-NPRT3-0324
1.9910058.100
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	897,503	15,796,053
Verizon Communications, Inc.	405,359	17,008,864
		32,804,917
Entertainment - 1.8%
Electronic Arts, Inc.	47,147	6,254,992
Spotify Technology SA (a)	18,472	4,874,761
The Walt Disney Co.	208,286	25,485,875
		36,615,628
Interactive Media & Services - 0.6%
Alphabet, Inc.:
Class A (a)	815	123,008
Class C (a)	25,442	3,873,799
Meta Platforms, Inc. Class A	15,027	7,296,811
		11,293,618
Media - 0.9%
Comcast Corp. Class A	423,015	18,337,700
Liberty Media Corp. Liberty SiriusXM	9,150	271,847
Liberty Media Corp. Liberty SiriusXM Class A	2,003	59,489
		18,669,036
TOTAL COMMUNICATION SERVICES		99,383,199
CONSUMER DISCRETIONARY - 6.4%
Automobiles - 0.7%
Ford Motor Co.	1,115,142	14,809,086
Broadline Retail - 0.7%
Amazon.com, Inc. (a)	44,021	7,940,508
eBay, Inc.	131,450	6,937,931
		14,878,439
Diversified Consumer Services - 0.1%
ADT, Inc.	200,852	1,349,725
H&R Block, Inc.	8,099	397,742
		1,747,467
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	8,904	1,468,804
Chipotle Mexican Grill, Inc. (a)	2,934	8,528,463
International Game Technology PLC (b)	395,799	8,941,099
Light & Wonder, Inc. Class A (a)	4,438	453,075
McDonald's Corp.	51,751	14,591,194
MGM Resorts International (a)	81,306	3,838,456
Wendy's Co. (b)	118,647	2,235,309
		40,056,400
Household Durables - 2.5%
D.R. Horton, Inc.	55,012	9,052,225
Lennar Corp. Class A	43,348	7,454,989
NVR, Inc. (a)	719	5,823,871
Taylor Morrison Home Corp. (a)	51,611	3,208,656
Toll Brothers, Inc.	77,179	9,984,647
TopBuild Corp. (a)	19,335	8,521,515
TRI Pointe Homes, Inc. (a)	32,382	1,251,888
Whirlpool Corp.	35,330	4,226,528
		49,524,319
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	46,005	197,131
Specialty Retail - 0.2%
Murphy U.S.A., Inc.	1,805	756,656
The Home Depot, Inc.	801	307,264
TJX Companies, Inc.	14,166	1,436,716
Ulta Beauty, Inc. (a)	1,372	717,391
		3,218,027
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc.	45,632	2,166,607
Under Armour, Inc.:
Class A (sub. vtg.) (a)	82,399	608,105
Class C (non-vtg.) (a)	62,189	444,029
VF Corp.	11,697	179,432
		3,398,173
TOTAL CONSUMER DISCRETIONARY		127,829,042
CONSUMER STAPLES - 7.9%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	6,033	1,639,528
Keurig Dr. Pepper, Inc.	205,138	6,291,582
Molson Coors Beverage Co. Class B	100,093	6,731,254
The Coca-Cola Co.	182,308	11,153,603
		25,815,967
Consumer Staples Distribution & Retail - 2.1%
Casey's General Stores, Inc.	638	203,171
Costco Wholesale Corp.	7,599	5,567,255
Grocery Outlet Holding Corp. (a)	10,910	313,990
Kroger Co.	97,202	5,553,150
Sysco Corp.	14,445	1,172,645
Walmart, Inc.	478,229	28,775,039
		41,585,250
Food Products - 1.5%
Archer Daniels Midland Co.	93,273	5,858,477
General Mills, Inc.	94,602	6,619,302
Mondelez International, Inc.	15,137	1,059,590
Post Holdings, Inc. (a)	20,681	2,197,977
Seaboard Corp.	229	738,278
The J.M. Smucker Co.	9,488	1,194,255
The Kraft Heinz Co.	323,972	11,954,567
		29,622,446
Household Products - 2.1%
Colgate-Palmolive Co.	134,690	12,128,835
Kimberly-Clark Corp.	20,233	2,617,139
Procter & Gamble Co.	162,229	26,321,655
Spectrum Brands Holdings, Inc. (b)	10,371	923,123
The Clorox Co.	9,161	1,402,641
		43,393,393
Tobacco - 0.9%
Altria Group, Inc.	154,864	6,755,168
Philip Morris International, Inc.	116,337	10,658,796
		17,413,964
TOTAL CONSUMER STAPLES		157,831,020
ENERGY - 7.0%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	318,348	10,664,658
Schlumberger Ltd.	34,674	1,900,482
		12,565,140
Oil, Gas & Consumable Fuels - 6.4%
Chevron Corp.	92,332	14,564,450
ConocoPhillips Co.	150,139	19,109,692
Coterra Energy, Inc.	82,603	2,302,972
Devon Energy Corp.	133,923	6,720,256
Diamondback Energy, Inc.	25,128	4,979,616
EOG Resources, Inc.	107,012	13,680,414
Exxon Mobil Corp.	276,869	32,183,253
Kinder Morgan, Inc.	432,599	7,933,866
Marathon Oil Corp.	191,647	5,431,276
Marathon Petroleum Corp.	23,634	4,762,251
Murphy Oil Corp.	115,724	5,288,587
ONEOK, Inc.	43,150	3,459,336
Phillips 66 Co.	10,751	1,756,068
Pioneer Natural Resources Co.	13,123	3,444,788
Valero Energy Corp.	11,647	1,988,026
		127,604,851
TOTAL ENERGY		140,169,991
FINANCIALS - 22.7%
Banks - 6.4%
Bank of America Corp.	921,223	34,932,776
Citigroup, Inc.	33,966	2,148,010
Columbia Banking Systems, Inc.	153,514	2,970,496
First Horizon National Corp.	43,318	667,097
Hancock Whitney Corp.	34,558	1,591,050
JPMorgan Chase & Co.	317,882	63,671,765
KeyCorp	199,878	3,160,071
PNC Financial Services Group, Inc.	4,492	725,907
Regions Financial Corp.	2,076	43,679
Truist Financial Corp.	55,914	2,179,528
UMB Financial Corp.	18,208	1,583,914
United Bankshares, Inc., West Virginia	21,904	783,944
Wells Fargo & Co.	216,810	12,566,308
Wintrust Financial Corp.	6,806	710,478
Zions Bancorporation NA	8,422	365,515
		128,100,538
Capital Markets - 4.6%
Affiliated Managers Group, Inc.	9,319	1,560,653
Bank of New York Mellon Corp.	234,365	13,504,111
BlackRock, Inc. Class A	958	798,685
Charles Schwab Corp.	21,422	1,549,667
CME Group, Inc.	69,966	15,062,980
Coinbase Global, Inc. (a)	14,857	3,938,888
Federated Hermes, Inc.	102,456	3,700,711
Goldman Sachs Group, Inc.	34,242	14,302,541
Intercontinental Exchange, Inc.	9,284	1,275,900
Morgan Stanley	69,209	6,516,719
NASDAQ, Inc.	47,923	3,023,941
Northern Trust Corp.	54,680	4,862,146
Raymond James Financial, Inc.	30,801	3,955,464
Robinhood Markets, Inc. (a)	204,122	4,108,976
S&P Global, Inc.	18,576	7,903,159
Stifel Financial Corp.	52,570	4,109,397
Tradeweb Markets, Inc. Class A	23,620	2,460,495
		92,634,433
Consumer Finance - 1.5%
American Express Co.	80,577	18,346,577
Capital One Financial Corp.	55,926	8,326,822
Discover Financial Services	6,592	864,145
Synchrony Financial	71,072	3,064,625
		30,602,169
Financial Services - 5.7%
Berkshire Hathaway, Inc. Class B (a)	181,097	76,154,907
Block, Inc. Class A (a)	151,367	12,802,621
Euronet Worldwide, Inc. (a)	10,445	1,148,219
Fidelity National Information Services, Inc.	50,433	3,741,120
MasterCard, Inc. Class A	21,144	10,182,316
PayPal Holdings, Inc. (a)	148,705	9,961,748
		113,990,931
Insurance - 4.5%
Allstate Corp.	36,998	6,401,024
American Financial Group, Inc.	13,929	1,901,030
Aon PLC	13,725	4,580,307
Assurant, Inc.	18,214	3,428,603
Brown & Brown, Inc.	1,314	115,028
Chubb Ltd.	32,007	8,293,974
Cincinnati Financial Corp.	39,988	4,965,310
Globe Life, Inc.	39,358	4,580,090
Hartford Financial Services Group, Inc.	84,140	8,670,627
Loews Corp.	89,508	7,007,581
MetLife, Inc.	172,087	12,753,368
Progressive Corp.	31,516	6,518,139
Reinsurance Group of America, Inc.	3,519	678,745
Selective Insurance Group, Inc.	9,304	1,015,718
The Travelers Companies, Inc.	46,710	10,749,839
Unum Group	104,279	5,595,611
Willis Towers Watson PLC	6,708	1,844,700
		89,099,694
TOTAL FINANCIALS		454,427,765
HEALTH CARE - 13.9%
Biotechnology - 2.1%
Biogen, Inc. (a)	42,028	9,062,498
Exelixis, Inc. (a)	56,823	1,348,410
Gilead Sciences, Inc.	248,974	18,237,346
Incyte Corp. (a)	114,874	6,544,372
Sarepta Therapeutics, Inc. (a)	22,616	2,927,867
United Therapeutics Corp. (a)	17,570	4,036,180
		42,156,673
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	59,462	6,758,451
Becton, Dickinson & Co.	39,759	9,838,365
Boston Scientific Corp. (a)	58,130	3,981,324
Edwards Lifesciences Corp. (a)	49,800	4,758,888
GE Healthcare Technologies, Inc.	41,199	3,745,401
Hologic, Inc. (a)	78,914	6,152,135
IDEXX Laboratories, Inc. (a)	11,566	6,244,830
Insulet Corp. (a)	2,774	475,464
Integra LifeSciences Holdings Corp. (a)	2,920	103,514
Lantheus Holdings, Inc. (a)	17,639	1,097,851
Medtronic PLC	98,793	8,609,810
Zimmer Biomet Holdings, Inc.	80,921	10,679,954
		62,445,987
Health Care Providers & Services - 3.3%
Centene Corp. (a)	167,049	13,110,006
Cigna Group	31,149	11,313,005
CVS Health Corp.	109,761	8,754,537
Elevance Health, Inc.	31,361	16,261,933
Guardant Health, Inc. (a)	3,946	81,406
Humana, Inc.	9,205	3,191,558
McKesson Corp.	10,391	5,578,408
UnitedHealth Group, Inc.	13,639	6,747,213
		65,038,066
Health Care Technology - 0.2%
Teladoc Health, Inc. (a)(b)	194,561	2,937,871
Veeva Systems, Inc. Class A (a)	4,117	953,868
		3,891,739
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	4,168	606,486
Bio-Rad Laboratories, Inc. Class A (a)	14,198	4,910,662
Danaher Corp.	19,129	4,776,894
		10,294,042
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	369,143	20,018,625
Johnson & Johnson	163,108	25,802,055
Merck & Co., Inc.	177,487	23,419,410
Organon & Co.	133,730	2,514,124
Pfizer, Inc.	787,816	21,861,894
		93,616,108
TOTAL HEALTH CARE		277,442,615
INDUSTRIALS - 15.9%
Aerospace & Defense - 2.7%
General Dynamics Corp.	19,637	5,547,256
L3Harris Technologies, Inc.	21,426	4,565,881
Lockheed Martin Corp.	12,120	5,513,024
Northrop Grumman Corp.	11,910	5,700,841
RTX Corp.	81,948	7,992,388
Textron, Inc.	130,254	12,495,266
The Boeing Co. (a)	33,442	6,453,972
Woodward, Inc.	32,874	5,066,541
		53,335,169
Air Freight & Logistics - 0.4%
FedEx Corp.	30,258	8,766,953
Building Products - 0.6%
A.O. Smith Corp.	2,953	264,175
Builders FirstSource, Inc. (a)	5,847	1,219,392
Johnson Controls International PLC	74,074	4,838,514
Owens Corning	3,501	583,967
Trane Technologies PLC	16,912	5,076,982
		11,983,030
Commercial Services & Supplies - 1.5%
Cintas Corp.	17,337	11,911,039
MSA Safety, Inc.	13,108	2,537,578
Republic Services, Inc.	74,831	14,325,647
Tetra Tech, Inc.	5,651	1,043,796
Veralto Corp.	9,202	815,849
		30,633,909
Construction & Engineering - 0.7%
AECOM	101,349	9,940,310
EMCOR Group, Inc.	7,007	2,453,851
Valmont Industries, Inc.	2,742	625,944
		13,020,105
Electrical Equipment - 2.0%
AMETEK, Inc.	43,780	8,007,362
Eaton Corp. PLC	44,037	13,769,489
Emerson Electric Co.	147,867	16,771,075
EnerSys	10,345	977,189
		39,525,115
Ground Transportation - 1.6%
CSX Corp.	222,854	8,261,198
Norfolk Southern Corp.	26,681	6,800,186
Union Pacific Corp.	72,401	17,805,578
		32,866,962
Industrial Conglomerates - 1.5%
3M Co.	150,306	15,942,957
General Electric Co.	75,555	13,262,169
Honeywell International, Inc.	7,424	1,523,776
		30,728,902
Machinery - 3.3%
AGCO Corp.	63,968	7,869,343
Allison Transmission Holdings, Inc.	45,307	3,677,116
Caterpillar, Inc.	12,544	4,596,498
CNH Industrial NV	568,791	7,371,531
Deere & Co.	6,977	2,865,733
Donaldson Co., Inc.	21,085	1,574,628
Flowserve Corp.	34,862	1,592,496
Fortive Corp.	20,646	1,775,969
Gates Industrial Corp. PLC (a)	280,997	4,976,457
Oshkosh Corp.	52,142	6,502,629
PACCAR, Inc.	76,311	9,454,170
Parker Hannifin Corp.	2,760	1,533,980
Westinghouse Air Brake Tech Co.	76,381	11,127,184
		64,917,734
Passenger Airlines - 0.1%
American Airlines Group, Inc. (a)	118,805	1,823,657
United Airlines Holdings, Inc. (a)	12,791	612,433
		2,436,090
Professional Services - 1.3%
Automatic Data Processing, Inc.	7,640	1,908,014
CACI International, Inc. Class A (a)	24,150	9,148,745
Leidos Holdings, Inc.	48,055	6,299,530
SS&C Technologies Holdings, Inc.	141,578	9,113,376
		26,469,665
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	35,151	3,445,501
Boise Cascade Co.	7,850	1,203,955
		4,649,456
TOTAL INDUSTRIALS		319,333,090
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 0.5%
Cisco Systems, Inc.	172,711	8,620,006
Extreme Networks, Inc. (a)	116,871	1,348,691
		9,968,697
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	33,188	3,828,236
Avnet, Inc.	22,137	1,097,552
Belden, Inc.	13,431	1,243,845
		6,169,633
IT Services - 0.9%
IBM Corp.	45,305	8,651,443
Kyndryl Holdings, Inc. (a)	69,864	1,520,241
Okta, Inc. (a)	6,891	720,936
Twilio, Inc. Class A (a)	101,094	6,181,898
		17,074,518
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc. (a)	31,886	5,755,104
Applied Materials, Inc.	36,893	7,608,443
Broadcom, Inc.	4,411	5,846,384
Cirrus Logic, Inc. (a)	39,909	3,693,977
Intel Corp.	615,239	27,175,107
Micron Technology, Inc.	133,526	15,741,380
NVIDIA Corp.	11,427	10,324,980
Qorvo, Inc. (a)	96,253	11,052,732
Qualcomm, Inc.	64,356	10,895,471
		98,093,578
Software - 2.0%
Adobe, Inc. (a)	9,984	5,037,926
Aurora Innovation, Inc. (a)(b)	645,598	1,820,586
DocuSign, Inc. (a)	103,232	6,147,466
Oracle Corp.	34,775	4,368,088
Salesforce, Inc.	20,024	6,030,828
SolarWinds, Inc.	29,823	376,366
Teradata Corp. (a)	224,588	8,684,818
Workday, Inc. Class A (a)	5,025	1,370,569
Zoom Video Communications, Inc. Class A (a)	84,979	5,555,077
		39,391,724
Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	330,831	5,865,634
NetApp, Inc.	49,648	5,211,551
Western Digital Corp. (a)	80,195	5,472,507
		16,549,692
TOTAL INFORMATION TECHNOLOGY		187,247,842
MATERIALS - 4.6%
Chemicals - 2.8%
Corteva, Inc.	170,205	9,815,722
DuPont de Nemours, Inc.	164,386	12,603,475
Eastman Chemical Co.	78,788	7,896,133
Ecolab, Inc.	46,017	10,625,325
Linde PLC	22,441	10,419,805
PPG Industries, Inc.	11,262	1,631,864
Sherwin-Williams Co.	6,900	2,396,577
		55,388,901
Construction Materials - 0.6%
Vulcan Materials Co.	45,237	12,346,082
Containers & Packaging - 0.1%
Sealed Air Corp.	86,651	3,223,417
Metals & Mining - 1.1%
Nucor Corp.	77,273	15,292,327
Steel Dynamics, Inc.	38,862	5,760,514
Worthington Steel, Inc. (b)	7,924	284,075
		21,336,916
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	8,061	676,399
TOTAL MATERIALS		92,971,715
REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 3.5%
Agree Realty Corp.	23,915	1,366,025
American Homes 4 Rent Class A	65,835	2,421,411
Cousins Properties, Inc.	33,690	809,908
Crown Castle, Inc.	121,790	12,889,036
CubeSmart	28,550	1,291,031
EastGroup Properties, Inc.	4,676	840,605
EPR Properties	8,762	371,947
Equinix, Inc.	804	663,565
Federal Realty Investment Trust (SBI)	95,432	9,745,516
First Industrial Realty Trust, Inc.	71,325	3,747,416
Gaming & Leisure Properties	22,053	1,015,982
Invitation Homes, Inc.	338,915	12,068,763
Mid-America Apartment Communities, Inc.	25,399	3,342,000
Park Hotels & Resorts, Inc.	159,052	2,781,819
Prologis, Inc.	7,891	1,027,566
Public Storage	22,719	6,589,873
SBA Communications Corp. Class A	10,055	2,178,919
Terreno Realty Corp.	50,649	3,363,094
VICI Properties, Inc.	148,694	4,429,594
		70,944,070
Real Estate Management & Development - 0.3%
Zillow Group, Inc.:
Class A (a)(b)	39,510	1,890,949
Class C (a)	69,890	3,409,234
		5,300,183
TOTAL REAL ESTATE		76,244,253
UTILITIES - 3.1%
Electric Utilities - 2.2%
Constellation Energy Corp.	26,403	4,880,595
Duke Energy Corp.	15,957	1,543,201
Entergy Corp.	10,659	1,126,443
Evergy, Inc.	49,230	2,627,897
Exelon Corp.	263,542	9,901,273
Hawaiian Electric Industries, Inc. (b)	14,676	165,399
NextEra Energy, Inc.	200,152	12,791,714
OGE Energy Corp.	21,410	734,363
Otter Tail Corp.	6,960	601,344
PG&E Corp.	232,496	3,896,633
Southern Co.	5,254	376,922
Xcel Energy, Inc.	104,614	5,623,003
		44,268,787
Gas Utilities - 0.1%
New Jersey Resources Corp.	11,970	513,633
UGI Corp.	18,941	464,812
		978,445
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp.	8,938	219,607
Clearway Energy, Inc.:
Class A	15,813	340,138
Class C	60,085	1,384,959
The AES Corp.	367,080	6,581,744
		8,526,448
Multi-Utilities - 0.4%
Black Hills Corp.	18,262	997,105
CenterPoint Energy, Inc.	78,496	2,236,351
DTE Energy Co.	16,025	1,797,044
Public Service Enterprise Group, Inc.	50,578	3,377,599
		8,408,099
TOTAL UTILITIES		62,181,779
TOTAL COMMON STOCKS (Cost $1,739,793,455)		1,995,062,311

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% to 5.31% 5/30/24 to 6/13/24 (d) (Cost $366,559)	370,000	366,555

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	3,493,693	3,494,391
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	5,588,943	5,589,501
TOTAL MONEY MARKET FUNDS (Cost $9,083,892)		9,083,892

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,749,243,906)	2,004,512,758
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(3,056,141)
NET ASSETS - 100.0%	2,001,456,617

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	10	Jun 2024	2,654,250	19,874	19,874

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $128,625.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	155,216,114	805,830,337	957,552,060	1,099,154	-	-	3,494,391	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	13,096,389	133,572,142	141,079,030	9,362	-	-	5,589,501	0.0%
Total	168,312,503	939,402,479	1,098,631,090	1,108,516	-	-	9,083,892

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.